Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Mar. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 823
2023	802
2024
2025
2026
Thereafter	3,275
Total undiscounted cash flows	4,900
Less: imputed interest	(2,937)
Present value of lease liabilities	$ 1,963